TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade Payables And Other Current Liabilities
Trade payables	€ 27,378	€ 31,812
Customer online wallets	7,987	7,582
Other current liabilities	5,623	6,856
Accruals	529	750
Total	41,517	47,000
Trade payables related parties	€ 6,096	€ 9,670